Income Taxes	12 Months Ended
Dec. 31, 2022
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Income Taxes
12 – Income Taxes
The income tax expense differs from the amount that would result from applying the federal and provincial income tax rate to the net income before income taxes.

These differences result from the following items:

In $000s	Year Ended December 31, 2022	Year Ended December 31, 2021

Income before income taxes	$87,769	$44,853

Canadian federal and provincial income tax rates	27%	27%
Income tax expense based on the above rates	$23,698	$12,110

Increase (decrease) due to:

Non-deductible expenses and permanent differences	$2,102	$1,627

Non-taxable portion of capital gain or loss	(3,776)	348

Withholding taxes	2,975	2,178

Recognition of unrecognized losses on Horizon transaction	(11,977)	-

Change in unrecognized temporary differences and other	(3,703)	968

Income tax expense	$9,319	$17,231
The deferred tax liabilities are shown below:

In $000s	As at December 31, 2022	As at December 31, 2021

Non-capital losses	$27,664	$17,405

Investments and other	2,240	274

Stream, royalty and other interests	(44,688)	(35,973)

Total deferred income tax liabilities	$(14,784)	$(18,294)
Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.
Non-capital
losses have been recognized as a deferred income tax asset to the extent there will be future taxable income against which the Company can utilize the benefit prior to their expiration. The Company recognized deferred tax assets in respect of tax losses as at December 31, 2022 of $102.5 million (2021 — $64.5 million)
as it is probable that there will be future taxable profits to recover the deferred tax assets. These non-capital losses carry forwards are located in Canada and expire between
2030-2041.

The
movement in net deferred income taxes is shown below:

In $000s	Year Ended December 31, 2022	Year Ended December 31, 2021

Balance, beginning of the year	$(18,294)	$(5,477)

Recognized in net income (loss) for the year	(4,058)	(14,202)

Recognized in equity	1,634	65

Recognized in other comprehensive income (loss) for the year	900	1,320

Recognized from new acquisitions in the year	5,034	-
Balance, end of year	$(14,784)	$(18,294)

The aggregate amount of deductible temporary differences associated with capital losses and other items, for which deferred income tax assets have not been recognized as at December 31, 2022 are
$
15.6
 million (2021 — $
15.1
million). No deferred tax asset is recognized in respect of these items because it is not probable that future taxable capital gains or taxable income will be available against which the Company can utilize the benefit.

There were no deferred taxes recognized with respect to temporary differences arising from the Nomad acquisition as these were subject to the initial recognition exemption.